CAPITAL STOCK	12 Months Ended
Jan. 31, 2013
CAPITAL STOCK [Text Block]

NOTE 8 – CAPITAL STOCK

Stock Transactions

From April to June 2005, 2,000 non-voting Series A convertible preferred shares were converted into 2,222,223 common shares.

During June 2005, the Company issued 666,667 Units at a price of $0.30 per Unit for total proceeds of $200,000. Each Unit was comprised of one common share and a warrant to purchase one additional common share at $0.40 per share until June 30, 2007.

In August 2005, 4,749,998 escrowed shares were returned to the treasury and cancelled.

In March 2006, the Company issued 833,333 common shares on the conversion of a $250,000 promissory note.

In July 2006, the Company issued 200,000 common shares for proceeds of $50,000 on the exercise of stock options.

Between October 2, 2006 and January 18, 2007, the Company completed six private placements and issued an aggregate of 1,534,500 units for gross proceeds of $1,534,500. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.75 per share on or before 24 months from the date of issuance. In the case of each private placement, each whole warrant entitled the holder to purchase one additional common at a purchase price of $1.75 for a period of 24 months from the closing date; provided, however, that if at any time the average closing price for shares of the Company’s common stock on either the TSX Venture Exchange in Canada or the OTC-Bulletin Board in the United States exceeds $2.25 for a period of 20 trading days or more, the Company shall have the right, upon written notice to the subscriber, to reduce the exercise period of the warrants to a period of 30 days beginning on the date of the written notice. The Company incurred aggregate expenses of $78,750 in the form of finder’s fees and other expenses for net proceeds of $1,455,750 for these six private placements.

On December 13, 2006, the Company issued 30,000 common shares to two employees as a bonus. The fair value of these shares at the date of issuance was $49,500.

On February 27, 2007, the Company completed a private placement and issued 130,720 units for gross proceeds of $156,864. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.85 per share on or before February 27, 2009. The Company incurred share issue costs of $12,708, including finder’s fees in the amount of $11,340, in relation to the private placement.

Between March 12, 2007 and April 2, 2007 the Company issued 666,667 common shares for proceeds of $214,667 on the exercise of stock options.

On May 31, 2007, the Company issued 666,667 common shares for proceeds of $266,667 on the exercise of 666,667 warrants.

On June 7, 2007, the Company issued 3,720,776 common shares on the conversion of three promissory notes with an aggregate face value of $1,250,000 and aggregate accrued interest of $140,068.

On July 4, 2007, the Company completed a private placement and issued 1,800,000 units for gross proceeds of $2,070,000. Each unit consisted of one common share and one half of one share purchase warrant. Each whole warrant entitled the holder to acquire one additional common share at $1.50 per share on or before July 4, 2009.

On August 7, 2007, the Company issued 180,000 units to a finder in payment of a finder’s fee pursuant to a finders’ fee agreement dated July 27, 2007. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole common share purchase warrant was exercisable into one common share at a price of $1.50 per warrant share until July 4, 2009. This finder’s fee was paid for services rendered by the finder, a registered broker-dealer, for services rendered in connection with a private placement with a qualified institutional buyer that the Company completed on July 4, 2007.

Between March 20, 2008 and March 25, 2008, the Company completed two brokered private placements and one non-brokered private placement and issued 3,080,000 units for gross proceeds of $3,850,000.

Each unit consisted of one common share and one-half of one non-transferable share purchase warrant exercisable at $1.60 for a period of 18 months. The Company paid cash commissions of $330,893 to an agent and co-operating broker as a commission and $5,000 for a finder’s fee for services rendered in the transaction. The agent applied $92,500 of this cash commission towards the purchase of an additional 74,000 units, which were issued at the same terms as the units issued in the brokered private placement.

Between March 20, 2008 and March 25, 2008, the Company issued an aggregate of 270,000 agent’s warrants to the agent and a co-operating broker as a commission for the proceeds raised by the agent and the co-operating broker in the brokered private placement. Each agent’s warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of $1.30 for a period of 18 months. The agent’s warrants were valued, using the Black Scholes valuation model, at $87,934 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 2.6% - 2.7%; expected life of the warrants – 1 - 1.5 years; annualized volatility – 44%-63%; and dividend rate – 0%.

On March 25, 2008, the Company issued 25,000 share purchase warrants to a Canadian agent as part of the consideration for the Canadian agent’s services in acting as the Company’s sponsor regarding the Company’s listing application to the Canadian TSX Venture Stock Exchange. These share purchase warrants entitled the holder to purchase one share of the Company’s common stock at a price of $1.34 until March 25, 2009. The agent’s warrants were valued, using the Black Scholes valuation model, at $5,559 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 2.7%; expected life of the warrants – 1 year; annualized volatility – 39%; and dividend rate – 0%.

On January 15, 2009, the Company sold an aggregate of 1,125,000 units to five Company directors for a purchase price of $0.10 for aggregate gross proceeds of $112,500. Each unit consisted of one common share and one non-transferable common share purchase warrant. Each of the share purchase warrants entitled the holder to purchase one additional common share of our company at an exercise price of $0.15 until their expiration date of January 15, 2011.

Between March 29 and April 7, 2009, the Company issued an aggregate of 200,000 common shares to a director on the exercise of 200,000 stock options for aggregate proceeds of $50,000 (note 7).

On each of April 24, 2009 and May 22, 2009, the Company completed a private placement and issued an aggregate of 1,913,116 units for gross proceeds of $593,500. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.45 for a period of 24 months from the date of issuance.

On May 28, 2009, the Company issued 500,000 units on the conversion of a $50,000 convertible debenture. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on May 28, 2011.

Between June 5, 2009 and October 13, 2009, the Company issued an aggregate of 350,000 shares of common stock to two of its directors for proceeds of $52,500 on the exercise of warrants (note 7).

Between June 18, 2009 and July 13, 2009, the Company completed two private placements and issued an aggregate of 1,182,272 units for gross proceeds of $650,250. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.65 for a period of 24 months expiring on June 18, 2011.

On October 2, 2009, the Company issued 75,000 shares of common stock for proceeds of $28,000 on the exercise of stock options.

On November 12, 2009, the Company issued 1,000,000 units on conversion of two $50,000 convertible debentures. Each unit consisted of one share of common stock and one non-transferable stock purchase warrant exercisable at $0.15 for a period of 24 months expiring on November 12, 2011.

On November 27, 2009, the Company completed a brokered private placement of 5,960,813 units at a price of CDN$0.70 ($0.662) per unit for gross proceeds of CDN$4,172,570 ($3,940,038). Each unit consisted of one common share of the Company’s common stock and one-half of one non-transferable common share purchase warrant. Each warrant entitles the purchaser to purchase one additional common share of the Company at a price of CDN$0.90 ($0.90) for a period of two years after closing, subject to early expiration in the event that the common shares of the Company trade on the TSX-V or the OTCBB with an average closing price greater than CDN$1.25 ($1.25) for a period of 30 consecutive trading days. We also paid a cash commission of 6% or CDN$250,354 ($236,760) to an agent for services rendered in the closing of the private placement.

On November 27, 2009, the Company issued an aggregate of 357,648 non-transferrable broker warrants to the brokers as a commission for the proceeds raised by the brokers in the brokered private placement. Each brokers warrant entitled the holder to purchase one common share of the Company’s common stock at an exercise price of CDN$0.72 ($0.68) for a period of 1year. The agent’s warrants were valued, using the Black Scholes valuation model, at $145,488 and recorded as a cost of capital. The assumptions used in the Black Scholes model were: risk free interest rate – 1.03%; expected life of the warrants 1 year; annualized volatility – 120%; and dividend rate – 0%.

On February 2, 2010, the Company issued a total of 75,000 shares of its common stock at $0.62 per share for proceeds of $46,500 on the exercise of 75,000 stock options.

On February 2, 2010, the Company issued 40,000 shares of its common stock at $0.25 per share to a director for proceeds of $10,000 on the exercise of 40,000 stock options.

During the year ended January 31, 2011, the Company issued an aggregate of 775,000 shares of its common stock at $0.15 per share to two directors, to a company controlled by one the Company’s directors and to the spouse of one of the Company’s directors for proceeds of $116,250 on the exercise of 775,000 warrants.

Between June 21, 2010 and July 16, 2010, the Company issued an aggregate of 183,334 shares of its common stock at $0.25 per share for proceeds of $45,834 on the exercise of 183,334 stock options. 133,334 of the options exercised were exercised by one of the Company’s directors (note 7).

On September 27, 2010, the Company issued a total of 214,588 shares of its common stock at $0.702 (CDN$0.72) for proceeds of $150,212 on the exercise of 214,588 warrants.

On October 26, 2010, the Company completed a private placement and issued 10,804,706 units for gross proceeds of $7,120,069. Each unit consisted of one share of common stock and one common stock purchase warrant exercisable at $1.11 (CDN$1.14) for a period of five years expiring on October 26, 2015.

On October 28, 2010, the Company issued a total of 43,540 shares of its common stock at $0.706 (CDN$0.72) for proceeds of $30,477 on the exercise of 43,540 warrants.

On November 3, 2010, the Company issued 170,000 shares of its common stock at $0.45 per share for proceeds of $76,500 on the exercise of 170,000 warrants.

Between November 3, 2010 and January 12, 2011, the Company issued an aggregate of 200,000 shares of its common stock at $0.65 per share for proceeds of $130,000 on the exercise of 200,000 warrants.

On December 22, 2010, the Company issued 140,000 shares of its common stock at $0.37 per share to a director for proceeds of $51,800 on the exercise of 140,000 stock options (note 7).

On December 30, 2010, the Company issued 20,000 shares of its common stock at $0.49 per share to a director for proceeds of $9,800 on the exercise of 20,000 stock options (note 7).

On August 19, 2011, the Company closed a "bought-deal" offering in which it sold 8,700,000 units at a price of approximately $1.16 (CDN$1.15) per unit for gross proceeds of $10,120,058 (CDN$10,005,000) and net cash proceeds of $9,134,809. Each unit consists of one common share and one-half of one non-transferable common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for approximately $1.60 (CDN$1.60) until August 19, 2013.

Pursuant to the terms of the underwriting agreement, the underwriters collectively received an aggregate cash commission equal to 6% of the gross proceeds or $607,203 (CDN$600,300) and 522,000 broker warrants. Each broker warrant entitles the holder to purchase one unit at approximately (CDN$1.15) until August 19, 2013. The fair value of the broker’s warrants was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate - 0.87%, expected dividend yield- 0%, volatility factor - 77.5%, and expected life - 2 years. Using these assumptions, the fair value of these broker warrants granted amounted to $124,343. This amount has been recorded as a reduction to common stock and credited to additional paid-in capital. In addition, the underwriters were granted an over-allotment option to purchase up to an additional 1,305,000 units at approximately $1.15 (CDN$1.15) per unit and/or up to an additional 652,500 warrants, or any combination thereof, to cover over-allotments. On August 30, 2011, the Company issued 300,000 shares of its common stock at $0.37 per share to its former President for proceeds of $111,000 on the exercise of 300,000 stock options (note 7).

On September 20, 2011, the Company issued 200,000 shares of its common stock at $0.37 per share to a former consultant of the Company for proceeds of $74,000 on the exercise of 200,000 stock options.

On November 2, 2011, the Company issued 100,000 shares of its common stock at $0.37 per share to its former President for proceeds of $37,000 on the exercise of 100,000 stock options (note 7).

On February 2, 2012, the Company issued 60,000 shares of its common stock at $0.25 per share to a former director for proceeds of $15,000 on the exercise of 60,000 stock options. (note 7)

On February 16, 2012, the Company issued 160,000 shares of its common stock at $0.37 per share to the Company’s former President for proceeds of $59,200 on the exercise of 160,000 stock options. (note 7)

On February 16, 2012, the Company issued 20,000 shares of its common stock at $0.37 per share to a former consultant for proceeds of $7,400 on the exercise of 20,000 stock options.

Share purchase warrants

Share purchase warrant transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2010	9,458,443	$0.61
Issued	10,804,706	1.14
Exercised	(1,403,128)	0.36
Expired	(99,520)	0.72
Balance at January 31, 2011	18,760,501	$0.94
Issued	5,524,500	1.56
Exercised	(4,906,895)	0.50
Expired	(2,148,900)	0.85
Balance at January 31, 2012	17,229,206	$1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	$1.28

At January 31, 2013, the following share purchase warrants were outstanding and exercisable:

Number of	Exercise
Warrants	Price	Expiry Date
5,002,500	$1.60 (CDN$1.60)	August 19, 2013
522,000	$1.15 (CDN$1.15)	August 19, 2013
10,804,706	$1.14 (CDN$1.14)	October 26, 2015
16,329,206

Stock Options

On November 10, 2007, the board of directors approved the adoption of the 2007 Stock Option Plan which permitted the Company to issue up to 5,662,310 shares of common stock to Company directors, officers, employees and consultants. The 2007 Stock Option Plan was approved by the TSX Venture stock exchange and by the stockholders in September 2008.

At the Company’s Annual General Meeting held on September 18, 2012, the Company’s shareholders approved its 2012 stock option plan, which permits the Company to grant stock options to its employees, officers and directors and consultants to acquire up to an aggregate of 10% of the number of issued and outstanding common shares at the time of the grant. The Company can no longer grant stock options under its 2007 stock option plan but it will remain in effect until all of the stock options granted under it have either expired or been exercised. As all of the options granted by the Company under its 2005 stock option plan have now either expired or been exercised, the Company has terminated its 2005 stock option plan.

On February 10, 2009, the board of directors granted 1,385,000 stock options. Of these stock options a total of 1,150,000 were issued to three directors, a total of 35,000 were issued to two employees and 200,000 were issued to an investor relations firm. These stock options are exercisable at $0.37, expire in five years on February 10, 2014 and vest in accordance with the Company’s stock option plan at 346,250 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $377,501 which is being recorded in consulting and investor relations fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.18%; expected life of the options – 5 years; annualized volatility – 98%; and dividend rate – 0%.

On July 14, 2009, the Company granted 1,000,000 stock options to an officer in accordance with the terms of a consulting agreement. These stock options are exercisable at $0.60, expire in three years on July 14, 2012 and vest in four installments each in the amount of 250,000 stock options on January 14, 2010, April 14, 2010, July 14, 2010 and January 14, 2011. These stock options were valued, using the Black Scholes valuation model, at $341,623 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.29%; expected life of the options – 3 years; annualized volatility – 89%; and dividend rate – 0%.

On September 2, 2009, the Company granted 100,000 stock options to a director in consideration for services rendered. These stock options are exercisable at $0.675, expire on in three years on September 2, 2012 and vest in four installments each in the amount of 25,000 stock options on March 2, 2010, June 2, 2010, September 2, 2010 and March 2, 2011. The stock options were valued, using the Black Scholes valuation model, at $38,968 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.15%; expected life of the options – 3 years; annualized volatility – 90%; and dividend rate – 0%.

On January 19, 2010, the Company granted 550,000 stock options. Of these stock options, a total of 300,000 were granted to two directors, 150,000 to an officer and 100,000 to a consultant. These stock options are exercisable at $0.855, expire in five years on January 19, 2015 and vest in accordance with the Company’s stock option plan at 137,500 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $325,198 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 1.25%; expected life of the options – 5 years; annualized volatility – 88%; and dividend rate – 0%.

On May 11, 2010, the Company granted 400,000 stock options to a director. These stock options are exercisable at approximately $0.64 (CDN$0.64), expire in five years on May 11, 2015 and vest in accordance with the Company’s stock option plan at 100,000 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $248,616 which is being recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were: risk free interest rate – 2.65%; expected life of the options – 5 years; annualized volatility – 93%; and dividend rate – 0%.

On January 7, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options are exercisable at $0.80, expire on January 14, 2014 and vest in accordance with the Company’s stock option plan at 37,500 stock options each quarter. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 2.19%, expected dividend yield- 0%, volatility factor - 96%, and expected life - 3 years. Using these assumptions, the fair value of these stock options granted amounted to $72,435.

On March 11, 2011, the Company granted 150,000 stock options to an officer of the Company. These stock options are exercisable at $1.04, expire on March 11, 2014 and vest in accordance with the Company’s stock option plan at 37,500 stock options on each of June 1, 2011, September 1, 2011,

December 1, 2011 and March 1, 2012. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 2.19%, expected dividend yield- 0%, volatility factor - 96%, and expected life - 3 years. Using these assumptions, the fair value of these stock options granted amounted to $95,049.

Between August 24, 2011 and August 29, 2011, the Company granted options to purchase an aggregate total of 1,500,000 shares of its common stock to two officers, 14 employees and consultants of the Company. These stock options are exercisable at approximately $1.15 (CDN$1.15) per share and expire between August 23 and August 28, 2016 and vest in accordance with the Company’s stock option plan and 337,500 of these stock options vest on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012, and 25,000 of these stock options vest on November 29, 2011, February 29, 2012, May 29, 2012, August 29, 2012, November 29, 2012 and February 28, 2013. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 1.6%, expected dividend yield- 0%, volatility factor - 86%, and expected life - 5 years. Using these assumptions, the fair value of these stock options granted amounted to $761,695.

On November 1, 2012 the Company granted stock options to purchase an aggregate of 3,360,000 shares of its common stock. All options were granted with an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately. The fair value of these stock options was estimated at the date of grant using the Black Scholes pricing model with the following assumptions: risk free interest rate – 1.16%, expected dividend yield- 0%, volatility factor - 86%, and expected life - 3 years. Using these assumptions, the fair value of these stock options granted amounted to $540,288.

Stock option transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2010	4,393,334	$0.56
Granted	550,000	0.67
Exercised	(458,334)	0.36
Expired	(1,015,000)	0.60
Balance at January 31, 2011	3,470,000	0.59
Granted	1,650,000	1.15
Exercised	(1,242,500)	0.44
Expired	(300,000)	1.10
Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	$0.58

The weighted average fair value per stock option granted during the year ended January 31, 2013 was $0.16 ( 2012 - $0.52 ; 2011 - $0.58).

At January 31, 2013, the following stock options were outstanding:

Number of	Exercise
Stock Options	Price	Expiry Date
150,000	$0.35	October 28, 2013
137,500	$0.80	January 7, 2014
400,000	$0.37	February 10, 2014
150,000	$1.04	March 11, 2014
300,000	$0.855	January 19, 2015
400,000	$0.64 (CDN$0.64)	May 10, 2015
1,310,000	$1.15 (CDN$1.15)	August 23, 2016
150,000	$1.15 (CDN$1.15)	August 28, 2016
3,360,000	$0.305 (CDN$0.305)	October 31, 2015
6,357,500

The fair value of stock options granted during the year ended January 31, 2013 was $540,288 (2012 -$856,744 ; 2011 - $321,051). The stock options granted in the year ended January 31, 2013 vested immediately, while the stock options granted in 2012 and 2011 are being recognized over the respective option vesting periods. At January 31, 2013, 6,332,500 (2012 – 1,212,500) stock options were exercisable.

Total stock-based compensation recognized during the year ended January 31, 2013 was $883,210 (2012 -$647,382 ; 2011 - $556,875). Stock-based compensation has been recorded in the consolidated statements of operations as follows, with corresponding additional paid-in capital recorded in stockholders' equity:

	Year	Year	Year
	Ended	Ended	Ended
	January	January	January
	31, 2013	31, 2012	31, 2011
Consulting fees	$300,506	$509,196	$556,875
Director fees	201,000	-	-
Mineral property interests	178,677	105,212	-
Salaries and benefits	203,027	32,974	-
	$883,210	$647,382	$556,875

The following range of weighted average assumptions were used for the Black-Scholes valuations of stock options granted during the year:

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2013	2012	2011
Risk-free interest rate	1.16%	1.31 - 2.19%	1.69 - 2.65%
Expected life of options	3 years	3 - 5 years	3 - 5 years
Annualized volatility	81%	86 - 96%	93 - 96%
Dividend rate	0%	0%	0%

As at January 31, 2013, the aggregate intrinsic value of all outstanding, vested stock options and exercised stock options was $44,400 (2012-$693,150).